UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-021979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund

September 30, 2008

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 50.7%

	Capital Markets – 6.0%

6,928	BNY Capital Trust V, Series F	5.950%	Aa3	$125,951

50,000	Deutsche Bank Capital Funding Trust V	8.050%	Aa3	1,010,000

43,025	JP Morgan Chase & Company	8.625%	A1	1,075,195

3,700	Morgan Stanley Capital Trust VIII	6.450%	A2	43,586
	Total Capital Markets			2,254,732

	Commercial Banks – 22.8%

41,549	ABN AMRO Capital Trust Fund VII	6.080%	A1	338,624

7,500	Allianz SE	8.375%	A+	151,125

34,000	Banco Santander Finance	6.500%	Aa3	562,020

5,000	Banco Santander Finance	0.000%	Aa3	40,100

55,000	Bank of America Corporation	8.200%	A+	1,251,247

16,100	Bank of America Corporation	6.625%	A	305,900

45,000	Barclays Bank PLC	8.125%	Aa3	769,500

10,000	BB&T Capital Trust V	8.950%	A1	245,000

34,900	Credit Suisse	7.900%	Aa3	711,960

15,000	HSBC Finance Corporation	6.875%	Aa3	300,450

20,000	HSBC Holdings PLC	8.125%	A	441,200

35,000	KeyCorp Capital Trust X	8.000%	A3	334,250

31,400	M&T Capital Trust IV	8.500%	A3	671,960

5,000	National City Capital Trust IV	8.000%	Baa1	31,950

30,000	National City Corporation	9.875%	Baa2	247,500

7,500	Royal Bank of Scotland Group PLC, Series L	5.750%	A1	63,750

15,000	Royal Bank of Scotland Group PLC, Series T	7.250%	Aa3	150,000

25,000	SunTrust Capital Trust IX	7.875%	A–	439,500

30,000	U.S. Bancorp.	7.875%	A+	751,800

29,480	Wells Fargo Capital Trust XIV	8.625%	Aa2	739,948
	Total Commercial Banks			8,547,784

	Consumer Finance – 0.6%

10,000	SLM Corporation, Series A	6.970%	Baa1	238,500
	Diversified Financial Services – 5.9%

30,000	Citigroup Inc., Series F	8.500%	A	520,500

70,200	Citigroup Inc., Series M	8.125%	A	1,158,300

30,000	ING Groep N.V.	8.500%	A1	543,900
	Total Diversified Financial Services			2,222,700

	Electric Utilities – 6.0%

30,000	American Electric Power	8.750%	Baa3	744,000

29,800	Constellation Energy Group	8.625%	Baa3	670,500

35,000	Xcel Energy Inc.	7.600%	Baa2	819,000
	Total Electric Utilities			2,233,500

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

September 30, 2008

Shares	Description (1)	Coupon	Ratings (2)	Value

	Insurance – 4.8%

20,000	Aegon N.V.	6.375%	A3	$170,600

25,300	Aegon N.V.	7.250%	A–	256,289

4,600	Aspen Insurance Holdings Limited	7.401%	Ba1	65,320

16,800	Financial Security Assurance Holdings	6.250%	AA–	87,696

35,000	MetLife Inc., Series B	6.500%	Baa1	543,200

10,000	Protective Life Corporation	7.250%	BBB	139,000

20,000	Prudential Financial Inc.	9.000%	A–	453,000

5,000	UnumProvident Financing Trust I (CORTS)	8.500%	Baa2	95,000
	Total Insurance			1,810,105

	Real Estate Investment Trust – 3.0%

5,000	AMB Property Corporation, Series M	6.750%	Baa2	89,950

25,000	Duke Realty Corporation, Series O	8.375%	BBB	462,250

5,000	Prologis Trust, Series G	6.750%	BBB	85,500

15,000	PS Business Parks, Inc.	7.000%	BB+	260,700

5,000	PS Business Parks, Inc.	6.700%	BB+	81,250

9,000	Public Storage, Inc., Series M	6.625%	BBB	157,500
	Total Real Estate Investment Trust			1,137,150

	Thrifts & Mortgage Finance – 0.8%

35,900	Countrywide Capital Trust V	7.000%	A+	285,405
	U.S. Agency – 0.8%

7,000	Federal Home Loan Mortgage Corporation	6.420%	AA–	12,601

45,000	Federal Home Loan Mortgage Corporation	8.375%	Ca	73,351

45,000	Federal National Mortgage Association	8.250%	AAA	92,251

60,000	Federal National Mortgage Association	8.250%	Ca	130,800
	Total U.S. Agency			309,003

	Total $25 Par (or similar) Preferred Securities (cost $28,086,342)			19,038,879

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (2)	Value
	TAXABLE MUNICIPAL BONDS – 10.7%

	California – 1.8%

$485	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008B, 11.000%, 10/01/14	No Opt. Call	N/R	$484,932

200	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 9.125%, 6/01/13	No Opt. Call	N/R	205,596
685	Total California			690,528
	Florida – 1.8%

200	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 46, Series 2007B, 8.250%, 8/01/21	8/14 at 100.00	N/R	203,868

500	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007B, 7.804%, 10/01/20	No Opt. Call	BBB	464,915
700	Total Florida			668,783
	Idaho – 0.5%

170	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Liberty Charter School, Inc, Series 2008B, 7.500%, 6/01/12	No Opt. Call	BBB	169,261

Principal Amount (000)	Description (1)	Optional Call Provisions (3)		Ratings (2)	Value

	Louisiana – 1.5%

$195	Carter Plantation Land LLC, Louisiana, 9.000%, 7/01/17	10/08 at 100.00		N/R	$166,600

440	Louisiana Local Government Environmental Facilities and Community Development Authority, Federal Taxable Solid Waste Revenue Bonds, CWI White Oaks Landfill, Series 2007B, 9.750%, 3/01/22	3/10 at 102.00		N/R	399,784
635	Total Louisiana				566,384
	New York – 0.7%

260	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-2, 7.500%, 7/01/09	No Opt. Call		N/R	260,247
	Texas – 1.9%

600	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008B, 10.000%, 8/15/18	No Opt. Call		BB+	554,196

175	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007B, 8.750%, 8/15/12	8/11 at 100.00		N/R	178,043
775	Total Texas				732,239
	Washington – 2.5%

950	Washington State Economic Development Finance Authority, Revenue Bonds, Coeur D’Alene Fiber Fuels Inc., Series 2007H, 10.000%, 12/01/11	No Opt. Call		N/R	940,757
$4,175	Total Taxable Municipal Bonds (cost $4,172,078)				4,028,199

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CAPITAL PREFERRED SECURITIES – 36.5%

	Capital Markets – 5.9%

1,000	JP Morgan Chase & Company	7.900%	4/30/49	A1	$844,131

500	MUFG Capital Finance	6.346%	7/25/16	A2	378,944

1,000	State Street Capital Trust	8.250%	9/15/58	A1	981,160
	Total Capital Markets				2,204,235

	Commercial Banks – 11.8%

500	Bank of America Corporation	8.000%	7/30/58	A1	396,531

200	BBVA International Unipersonal	5.919%	4/18/58	Aa3	150,984

500	BOI Capital Funding 2, 144A	5.571%	8/01/56	A1	288,829

500	Credit Suisse	5.860%	11/15/57	Aa3	379,127

200	HBOS PLC, Series 144A	6.657%	11/21/57	A1	113,359

400	Lloyd’s TSB Group PLC	6.267%	11/14/49	Aa3	300,022

500	PNC Preferred Funding Trust III	8.700%	3/15/58	A–	446,548

500	Royal Bank of Scotland Group PLC	6.990%	10/05/49	A1	373,193

500	Societe Generale	5.922%	4/05/57	A1	411,126

500	Wachovia Capital Trust III	5.800%	3/15/42	A3	210,095

1,000	Wells Fargo Capital Trust XIII	7.700%	9/26/58	Aa2	872,800

500	Wells Fargo Capital Trust XV	9.750%	9/26/49	Aa2	485,467
	Total Commercial Banks				4,428,081

	Consumer Finance – 0.7%

300	Mizuho Capital Investment I Limited	6.686%	3/30/49	A2	252,942

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

September 30, 2008

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services – 3.5%

1,100	Assured Guaranty US Holdings, Series A	6.400%	12/15/66	A–	$534,538

400	CIT Group Inc.	6.100%	3/15/67	BBB+	111,661

1,000	Citigroup Inc.	8.400%	4/29/49	A	681,910
	Total Diversified Financial Services				1,328,109

	Electric Utilities – 0.7%

300	Dominion Resources Inc.	7.500%	6/30/66	Baa3	256,565
	Insurance – 12.6%

400	AXA SA, 144A	6.379%	6/14/57	BBB+	223,728

750	Genworth Financial Inc.	6.150%	11/15/66	A3	328,858

1,000	Hartford Financial Services Group Inc.	8.125%	6/15/68	A3	853,067

1,000	Liberty Mutual Group Inc., 144A	10.750%	6/15/58	Baa3	721,207

400	Liberty Mutual Group	7.800%	3/15/37	Baa3	242,064

500	MetLife Capital Trust IV	7.875%	12/15/67	BBB+	343,402

750	PartnerRe Finance	6.440%	12/01/66	A3	542,826

1,000	QBE Capital Funding Trust II, 144A	6.797%	6/01/49	BBB	799,588

500	Symetra Financial Corporation	8.300%	10/15/37	Baa3	325,441

500	ZFS Finance USA Trust V	6.500%	5/09/67	BBB+	335,491
	Total Insurance				4,715,672

	Oil, Gas & Consumable Fuels – 0.4%

200	Enterprise Products Operating LP	7.034%	1/15/68	Ba1	161,501
	Road & Rail – 0.9%

400	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	Baa3	328,330
	Total Capital Preferred Securities (cost $17,568,997)				13,675,435

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 1.8%

$687	Repurchase Agreement with State Street Bank, dated 9/30/08, repurchase price $687,490, collateralized by $705,000 U.S. Treasury Bills, 0.000%, due 2/19/09, value $702,180	0.100%	10/01/08		$687,488

	Total Short-Term Investments (cost $687,488)				687,488

	Total Investments (cost $50,514,905) – 99.7%				37,430,001

	Other Assets Less Liabilities – 0.3%				126,079

	Net Assets – 100%				$37,556,080

Future Contracts outstanding at September 30, 2008:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at September 30, 2008	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond	Long	10	12/08	$1,171,719	$(5,486)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

N/R	Not rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) ”Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$19,481,367	$17,948,634	$—	$37,430,001
Derivatives*	(5,486)	—	—	(5,486)
Total	$19,475,881	$17,948,634	$—	$37,424,515

* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, amortization of premium on taxable debt securities and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2008, the cost of investments was $50,530,391.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2008, were as follows:

Gross unrealized:
Appreciation	$52,898
Depreciation	(13,153,288)
Net unrealized appreciation (depreciation) of investments	$(13,100,390)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 28, 2008

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 28, 2008